Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

12 Subsequent Events

The Company has evaluated all events and transactions that occurred after March 31, 2025, through the filing of this Quarterly Report on Form 10-Q and determined that there have been no events that have occurred that would require adjustment to disclosures in the unaudited interim condensed consolidated financial statements.

23 Subsequent events

On February 25, 2025, the company has received a notice of legal action from the promissory note holder, EF Hutton. In the legal letter, the Company was demanded to repay the promissory note amount of $5,700,000, plus contractual default interest of $97,000. The demanded amount has already been fully accrued on the financial statements as of December 31, 2024. The Company considered that the accrued amount is adequate and therefore no additional provision is required for the event.

On February 10, 2025, the Company entered into the ELOC Purchase Agreement with a third party. Under the ELOC scheme, the company will have the capacity to issue additional shares and dispose in the market for extra liquidity, up to $10,000,000 worth of ordinary shares.